Summary of significant accounting policies (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of significant accounting policies (Details Text)
Provisions for discounts on customer receivables	R$ 601
Estimated credit losses were calculated based on the actual experience of credit loss (write offs)	five years
Agreements that are exempt from recognition because they are short term, operating expense	R$ 85,000
Interest paid		R$ 288,424	R$ 786,063
Costs of goods sold		163,056	165,522
Selling and distribution expenses		7,155	5,848
General and administrative expenses		191,586	185,067
Other income (expenses), net		R$ 208,006	R$ 135,341
Minimum estimate
Summary of significant accounting policies (Details Text)
Recognition of additional liabilities estimated	1,700,000
Maximum estimate
Summary of significant accounting policies (Details Text)
Recognition of additional liabilities estimated	1,900,000
Adjustments estimated at the adoption of IFRS 9
Summary of significant accounting policies (Details Text)
Retained earnings	9,989
Reduction in consolidated shareholders' equity, net of taxes	R$ 9,388